Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements of Deferred Income Tax Liabilities and Assets

The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities (assets)	Goodwill and Other Identifiable Intangible Assets	Computer Software, Computer Hardware and Other Property	Other(1)	Total
December 31, 2015	1,620	(111)	582	2,091
Acquisitions	6	-	-	6
Benefit to income statement - continuing operations	(132)	-	(13)	(145)
Benefit to income statement - discontinued operations	(19)	(2)	(39)	(60)
Transfer to assets held for sale	(54)	1	-	(53)
Translation and other, net	(14)	12	4	2
December 31, 2016	1,407	(100)	534	1,841

Acquisitions	4	(31)	-	(27)
(Benefit) expense to income statement - continuing operations	(456)	20	(173)	(609)
Translation and other, net	24	(3)	(2)	19
December 31, 2017	979	(114)	359	1,224

(1) Includes $249 million (2016 - $397 million) related to intercompany sales of certain technology and content assets as part of the Company’s consolidation of the ownership and management of these assets.

Summary of Adjustments in Deferred Tax Assets

Deferred tax assets	Tax Losses	Employee Benefits	Deferred and Share-Based Compensation	Other	Total
December 31, 2015	72	445	144	212	873
(Expense) benefit to income statement - continuing operations	(12)	(165)	17	26	(134)
(Expense) benefit to income statement - discontinued operations	(5)	(1)	2	(3)	(7)
Transfer to assets held for sale	(9)	-	-	(10)	(19)
Benefit to equity	-	9	12	-	21
Translation and other, net	2	(4)	-	2	-
December 31, 2016	48	284	175	227	734
Benefit (expense) to income statement - continuing operations	33	(33)	(62)	(36)	(98)
Expense to equity	-	(34)	(19)	-	(53)
Translation and other, net	2	5	-	5	12
December 31, 2017	83	222	94	196	595
Net deferred liability at December 31, 2016					(1,107)
Net deferred liability at December 31, 2017					(629)

Summary of Estimated Recovery Period for Deferred Tax Balances

The estimated recovery period for the deferred tax balances is shown below:

	December 31,
	2017	2016
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	1,218	1,820
Deferred tax liabilities to be recovered within 12 months	6	21
Total deferred tax liabilities	1,224	1,841

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	466	592
Deferred tax assets to be recovered within 12 months	129	142
Total deferred tax assets	595	734
Net deferred tax liability	629	1,107

Summary of Tax Losses and Other Tax Attributes

At December 31, 2017, the following summarizes the Company’s tax losses and other tax attributes:

	Carry Forward Losses	Tax Value	Derecognition of Assets	Deferred Tax Asset Recognized
Canadian net operating losses	1,945	518	(518)	-
Net operating losses - other jurisdictions	5,168	1,340	(1,320)	20
Capital losses	700	156	(104)	52
U.S. state net operating losses(1)	n/m	32	(30)	2
Other attributes and credits(2)	n/m	18	(9)	9
Total		2,064	(1,981)	83

(1) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.

(2) As other attributes and credits are calculated on an after tax basis, there is no carry forward loss amount to disclose.